Current financial assets and Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2019	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	20,385	—	20,385
Cash and cash equivalents	340,522	—	340,522

Current financial assets and cash and cash equivalents	360,907	—	360,907

As of June 30, 2020	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	50,378	—	50,378
Cash and cash equivalents	260,710	—	260,710

Current financial assets and cash and cash equivalents	311,088	—	311,088

Details of Cash and Cash Equivalents

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
Cash and bank accounts	270,630	189,829
Money market funds	13,722	13,770
Fixed bank deposits	56,170	57,110

Total cash and cash equivalents	340,522	260,710